Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for non-PEO NEO’s (1)	Average Compensation Actually Paid to non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
2024	$1,528,567	$1,532,906	$1,273,701	$1,277,410	218.18	$(4,762,137)
2023	$254,400	$254,400	$182,500	$182,500	174.54	$(3,101,768)
2022	$254,400	$254,400	$182,500	$182,500	196.36	$(3,554,683)

Named Executive Officers, Footnote

(1)

The principal executive officer (PEO) was Dominic Rodrigues, our president and member of the board of directors and Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors for first quarter of 2024, and all of 2023 and 2022. The Non-PEO NEOs are Edward Pershing, our chief executive officer and Eric Wachter, our chief technology officer in 2024 and Eric Wachter, our chief technology officer and Heather Raines, our chief financial officer in 2023 and 2022.

(2)

The principal executive officer (PEO) for the first quarter of 2024, and for the years ended December 31, 2023 and 2022 was Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors. The Non-PEO NEOs are Edward Pershing, our chief executive officer and Eric Wachter, our chief technology officer in 2024 and Eric Wachter, our chief technology officer and Heather Raines, our chief financial officer in 2023 and 2022.

PEO Total Compensation Amount	[1]	$ 1,528,567	$ 254,400	$ 254,400
PEO Actually Paid Compensation Amount	[2]	1,532,906	254,400	254,400
Non-PEO NEO Average Total Compensation Amount	[1]	1,273,701	182,500	182,500
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 1,277,410	182,500	182,500
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

The following table reconciles the summary compensation totals to compensation actually paid for the PEO and the Non-PEO NEOs:

	PEO			Non PEO NEO Average
	2024	2023	2022	2024	2023	2022
Summary Compensation Table total	$1,528,567	$254,400	$254,400	$1,273,701	$182,500	$182,500
Less: grant date fair value of equity awards granted during the year (1)	(1,206,167)	-	-	(1,031,201)	-	-
Add: for awards that are granted and vest in the same year, the fair value as of the vesting date	402,056	-	-	343,734	-	-
Add: year-end fair value of equity awards granted in the year that are unvested at the end of the year	808,450	-	-	691,177	-	-
Compensation Actually Paid	$1,532,906	$254,400	$254,400	$1,277,410	$182,500	$182,500

(1)	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.

Total Shareholder Return Amount		$ 218.18	174.54	196.36
Net Income (Loss) Attributable to Parent		$ (4,762,137)	$ (3,101,768)	$ (3,554,683)
PEO Name		Dominic Rodrigues	Dominic Rodrigues	Dominic Rodrigues
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	$ (1,206,167)
PEO [Member] | For Awards that are Granted and Vest in the Same Year, the Fair Value As of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		402,056
PEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		808,450
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[3]	(1,031,201)
Non-PEO NEO [Member] | For Awards that are Granted and Vest in the Same Year, the Fair Value As of the Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		343,734
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year that are Unvested at the End of the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 691,177

[1]	The principal executive officer (PEO) was Dominic Rodrigues, our president and member of the board of directors and Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors for first quarter of 2024, and all of 2023 and 2022. The Non-PEO NEOs are Edward Pershing, our chief executive officer as of 2024, and Eric Wachter, our chief technology officer.
[2]	The principal executive officer (PEO) for the first quarter of 2024, and for the years ended December 31, 2023 and 2022 was Bruce Horowitz, our Former Chief Operating Officer and former member of the board of directors. The Non-PEO NEOs are Edward Pershing, our chief executive officer as of 2024, and Eric Wachter, our chief technology officer.
[3]	Represents the grant date fair value of the equity awards as reported in the Summary Compensation Table.